10-Q FAIR VALUE MEASUREMENTS - Issued Notes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value at beginning of period	$ 68,348,556	$ 28,249,653	$ 28,249,653
Unrealized loss on change in fair value (risk-free)	2,712,627	$ 953,433	2,356,058	$ 90,719
Unrealized loss on change in fair value (credit-adjusted) included in OCI	(16,007)		1,265,103
Unrealized gain on change in fair value (credit-adjusted) included in equity of NCI	6,046		407,028
Change in estimated fair value of debt	2,702,666		4,028,189
Other	(22,155)
Fair value at end of period	$ 89,089,324		$ 68,348,556	$ 28,249,653